Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

(13) Income Taxes

The details of income tax (benefit) expense are as follows:

Puget Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Charged to operating expenses:
Current:
Federal	$—	$—	$4,268
State	—	—	—
Deferred:
Federal	57,152	122,559	100,701
State	(167)	(151)	(244)

Total income tax expense	$56,985	$122,408	$104,725

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Charged to operating expenses:
Current:
Federal	$—	$—	$4,268
State	—	—	—
Deferred:
Federal	89,342	160,886	145,040
State	—	—	—

Total income tax expense	$89,342	$160,886	$149,308

The following reconciliation compares pre-tax book income at the federal statutory rate of 35.0% to the actual income tax expense in the Statements of Income:

Puget Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Income taxes at the statutory rate	$80,087	$142,847	$132,491

Increase (decrease):
Production tax credit	(23,073)	(22,414)	(22,188)
AFUDC excluded from taxable income	(3,790)	(9,406)	(16,543)
Capitalized interest	2,947	7,294	9,757
Utility plant differences	7,090	9,527	8,674
Treasury grant amortization	(8,808)	(7,651)	(1,007)
Tenaska gas contract	—	1	(4,687)
Other—net	2,532	2,210	(1,772)

Total income tax expense	$56,985	$122,408	$104,725

Effective tax rate	24.9%	30.0%	27.7%

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Income taxes at the statutory rate	$114,084	$180,955	$176,917

Increase (decrease):
Production tax credit	(23,073)	(22,414)	(22,188)
AFUDC excluded from taxable income	(3,790)	(9,406)	(16,543)
Capitalized interest	2,947	7,294	9,757
Utility plant differences	7,090	9,527	8,674
Treasury grant amortization	(8,808)	(7,651)	(1,007)
Tenaska gas contract	—	1	(4,687)
Other—net	892	2,580	(1,615)

Total income tax expense	$89,342	$160,886	$149,308

Effective tax rate	27.4%	31.1%	29.5%

The Company’s deferred tax liability at December 31, 2014 and 2013 is composed of amounts related to the following types of temporary differences:

Puget Energy	At December 31,
(Dollars in Thousands)	2014	2013
Utility plant and equipment	$1,720,730	$1,625,107
Regulatory asset for income taxes	95,432	146,867
Fair value of debt instruments	73,606	76,991
Other deferred tax liabilities	200,124	202,189

Subtotal deferred tax liabilities	2,089,892	2,051,154

Net operating loss carryforward	(417,684)	(374,606)
Production tax credit carryforward	(158,604)	(135,531)
Regulatory liability on production tax credit	(84,344)	(71,880)
Fair value of derivative instruments	(36,227)	(7,166)
Other deferred tax assets	(32,121)	(60,970)

Subtotal deferred tax assets	(728,980)	(650,153)

Total	$1,360,912	$1,401,001

Puget Sound Energy	At December 31,
(Dollars In Thousands)	2014	2013
Utility plant and equipment	$1,720,730	$1,625,107
Regulatory asset for income taxes	94,913	146,350
Other deferred tax liabilities	171,380	131,977

Subtotal deferred tax liabilities	1,987,023	1,903,434

Net operating loss carryforward	(181,514)	(173,068)
Production tax credit carryforward	(158,604)	(135,531)
Regulatory liability on production tax credit	(84,344)	(71,880)
Fair value of derivative instruments	(39,067)	(9,988)
Other deferred tax assets	(82,084)	(69,175)

Subtotal deferred tax assets	(545,613)	(459,642)

Total	$1,441,410	$1,443,792

The above amounts have been classified in the Consolidated Balance Sheets as follows:

Puget Energy	At December 31
(Dollars in Thousands)	2014	2013
Current deferred taxes	$(161,445)	$(86,004)
Non-current deferred taxes	1,522,357	1,487,005

Total	$1,360,912	$1,401,001

Puget Sound Energy	At December 31
(Dollars in Thousands)	2014	2013
Current deferred taxes	$(208,447)	$(141,058)
Non-current deferred taxes	1,649,857	1,584,850

Total	$1,441,410	$1,443,792

The Company calculates its deferred tax assets and liabilities under ASC 740, “Income Taxes” (ASC 740). ASC 740 requires recording deferred tax balances, at the currently enacted tax rate, on assets and liabilities that are reported differently for income tax purposes than for financial reporting purposes. The utilization of deferred tax assets requires sufficient taxable income in future years. ASC 740 requires a valuation allowance on deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. The Company’s PTC carryforwards expire from 2026 through 2034. The Company’s net operating loss carryforwards expire from 2029 through 2034.

For ratemaking purposes, deferred taxes are not provided for certain temporary differences. PSE has established a regulatory asset for income taxes recoverable through future rates related to those temporary differences for which no deferred taxes have been provided, based on prior and expected future ratemaking treatment.

The Company accounts for uncertain tax position under ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 requires the use of a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return. First, a tax position should only be recognized when it is more likely than not, based on technical merits, that the position will be sustained upon challenge by the taxing authorities and taken by management to the court of last resort. Second, a tax position that meets the recognition threshold should be measured at the largest amount that has a greater than 50.0% likelihood of being sustained.

As of December 31, 2014 and 2013, the Company had no material unrecognized tax benefits. As a result, no interest or penalties were accrued for unrecognized tax benefits during the year.

For ASC 740 purposes, the Company has open tax years from 2010 through 2014. The Company classifies interest as interest expense and penalties as other expense in the financial statements.